Entities accounted under the equity method - Summary of equity accounted units (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Net assets (100%)		$ 67,024	$ 57,965
Share of profit/(loss) after tax		10,249	11,574	$ 9,953
Other comprehensive income		2,896	(3,374)	319
Total comprehensive income for the year	[1]	13,145	8,200	$ 10,272
Increase (decrease) deferred tax liabilities		4,094	2,635
Minera Escondida Limitada And Total For All Associates | Group Ownership
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of Group’s interest		5,881	4,837
Share of profit/(loss) after tax		1,478	838
Other comprehensive income		35	(41)
Total comprehensive income for the year		1,513	797
Investment in equity accounted units (EAUs)
Disclosure Of Joint Ventures And Associates [Line Items]
Increase (decrease) deferred tax liabilities		$ 421	$ 349
Minera Escondida Ltda
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture		30.00%	30.00%
Net assets (100%)		$ 10,630	$ 8,285
Share of profit/(loss) after tax		5,110	2,933
Other comprehensive income		0	14
Total comprehensive income for the year		5,110	2,947
Minera Escondida Ltda | Group Ownership
Disclosure Of Joint Ventures And Associates [Line Items]
Net assets (100%)		10,630	8,285
Group ownership interest		3,189	2,486
Carrying value of Group’s interest		3,189	2,486
Share of profit/(loss) after tax		1,533	880
Other comprehensive income		0	3
Total comprehensive income for the year		1,533	883
Total for all associates | Group Ownership
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of Group’s interest		2,692	2,351
Share of profit/(loss) after tax		(55)	(42)
Other comprehensive income		35	(44)
Total comprehensive income for the year		$ (20)	$ (86)

[1]	Refer to the consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.